Capital Management - Summary of Regulatory Capital and Capital Ratios (Detail) - CAD ($) $ in Millions		Jul. 31, 2022	Apr. 30, 2022	Oct. 31, 2021
Capital
Common Equity Tier 1 Capital		$ 51,639	$ 51,547	$ 51,010
Net Tier 1 Capital		58,801	57,201	57,915
Total regulatory capital		68,086	66,628	66,101
Total loss absorbing capacity	[1],[2]	128,800	133,841	115,681
Risk-weighted assets/exposures used in calculation of capital ratios
Risk-weighted assets	[1],[3]	452,800	445,273	416,105
Leverage exposures	[4]	$ 1,388,823	$ 1,360,184	$ 1,201,766
Regulatory ratios
Common Equity Tier 1 Capital ratio		11.40%	11.60%	12.30%
Tier 1 capital ratio		13.00%	12.80%	13.90%
Total capital ratio		15.00%	15.00%	15.90%
Total loss absorbing capacity ratio	[2]	28.40%	30.10%	27.80%
Leverage ratio	[4]	4.20%	4.20%	4.80%
Total loss absorbing capacity leverage ratio	[2]	9.30%	9.80%	9.60%

[1]	This measure has been disclosed in this document in accordance with OSFI Guideline – Capital Adequacy Requirements (November 2018).
[2]	This measure has been disclosed in this document in accordance with OSFI Guideline – Total Loss Absorbing Capacity (September 2018). Results for October 31, 2021 are shown for comparative purposes and were not a regulatory requirement.
[3]	As at July 31, 2022, April 30, 2022 and October 31, 2021, the Bank did not have a regulatory capital floor add-on for CET1, Tier 1, Total capital and TLAC RWA.
[4]	This measure has been disclosed in this document in accordance with OSFI Guideline – Leverage Requirements (November 2018).